Note 4 - Goodwill and Intangible Assets	12 Months Ended
Dec. 30, 2012
Intangible Assets Disclosure [Text Block]
4. GOODWILL AND INTANGIBLE ASSETS

As of December 31, 2012, DRH had goodwill of $8.6 million, a result of the Indiana and Illinois acquisition in September 2012. No adjustments to the carrying amount of goodwill were recorded during the year ended December 30, 2012.

Intangible assets are comprised of the following:

	December 30	December 25
	2012	2011
Amortized intangible assets
Franchise fees	$555,253	$303,750
Trademark	37,359	30,852
Non-compete	79,600	-
Favorable leases	239,000	-
Loan fees	109,600	164,429

Total	1,020,812	499,031
Less accumulated amortization	(142,266)	(112,271)

Amortized intangible assets, net	878,546	386,760

Unamortized intangible assets
Liquor licenses	1,630,791	727,237

Total intangible assets, net	$2,509,337	$1,113,997

Amortization expense for the years ended December 30, 2012 and December 25, 2011 was $35,753 and $77,025, respectively. Based on the current intangible assets and their estimated useful lives, amortization expense for fiscal years 2013, 2014, 2015, 2016, and 2017 is projected to total approximately $194,116; $164,241; $67,982; $48,082; and $42,316, respectively. The aggregate weighted-average amortization period for intangible assets is 8.1 years.  In conjunction with the April 2012 Term Loan (see Note 6 for additional information), loan fees written off to interest expense during the year ended December 30, 2012 were $141,329.